Schedule of Investments (unaudited) July 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 130.2%

Arizona — 6.6%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	$3,300	$3,518,790
Arizona IDA, RB, S/F Housing, NCCU Properties LLC, Series A (BAM), 4.00%, 06/01/44	1,190	1,247,370
Arizona IDA, Refunding RB, Odyssey Preparatory Academy Project, Series A, 5.50%, 07/01/52(a)	215	205,747
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 07/01/45(a)	455	479,101
County of Pinal Arizona Electric District No.3, Refunding RB:
4.75%, 07/01/21(b)	680	725,846
4.75%, 07/01/31	3,070	3,256,011
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	1,318,124
5.00%, 12/01/37	4,585	6,005,112
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	1,600	1,746,352

		18,502,453

Arkansas — 2.0%
City of Benton Arkansas, RB, 4.00%, 06/01/39	755	794,849
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	1,250	1,357,938
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	2,645	2,782,804
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	465	514,239

		5,449,830

California — 17.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/20(b)	2,300	2,416,334
California Infrastructure & Economic Development Bank, Refunding RB, Academy Motion Picture Arts and Sciences, Series A, 4.00%, 11/01/45	3,330	3,503,526
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 12/01/53	725	750,390
Carlsbad California Unified School District, GO, Election of 2006, Series B, 6.00%, 05/01/34	1,500	1,833,225

Security	Par (000)	Value

California (continued)
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A (BAM), 4.00%, 03/01/42	$2,460	$2,632,963
Series A-1, 5.75%, 03/01/34	3,000	3,192,300
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
3.50%, 06/01/36	1,110	1,124,830
5.00%, 06/01/47	830	839,329
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 08/01/34(c)	2,475	2,889,686
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38(d)	12,000	6,330,480
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 08/01/30(d)	2,270	1,795,025
0.00%, 08/01/33(d)	4,250	1,801,660
0.00%, 08/01/39(c)	4,000	4,602,600
San Diego Community College District, GO, CAB, Election of 2002, 6.00%, 08/01/33	4,200	5,536,104
State of California, GO, Refunding:
Various Purpose, 5.00%, 02/01/38	2,000	2,233,540
Various Purposes, 4.00%, 10/01/44	510	546,225
State of California, GO, Various Purposes:
6.00%, 03/01/33	2,270	2,333,038
5.50%, 03/01/40	3,650	3,733,658
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.13%, 06/01/46	495	495,663

		48,590,576

Connecticut — 0.7%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series E-1 (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 05/15/36	585	625,225
Sub-Series B-1, 4.00%, 05/15/45	400	422,512

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/21(b)	$950	$1,020,062

		2,067,799

Delaware — 0.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,800	1,879,740

District of Columbia — 1.0%
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	2,505	2,671,457

Florida — 6.7%
Capital Trust Agency, Inc., RB, Renaissance Charter School, Inc., Series A, 5.00%, 06/15/49(a)	100	103,271
County of Miami-Dade Florida, RB:
CAB, Subordinate Special Obligation, 0.00%, 10/01/32(d)	5,000	3,408,550
CAB, Subordinate Special Obligation, 0.00%, 10/01/33(d)	15,375	9,997,286
Series B, AMT, 6.00%, 10/01/32	3,000	3,440,130
County of Miami-Dade Florida, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	365	420,287
Greater Orlando Aviation Authority, RB, Priority Subordinated, Sub-Series A, AMT, 5.00%, 10/01/52	1,130	1,334,654

		18,704,178

Georgia — 0.2%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	525	615,857

Hawaii — 1.3%
State of Hawaii Department of Budget & Finance, Refunding RB:
Hawaiian Electric Co., Inc. AMT, 4.00%, 03/01/37	2,770	2,899,248

Security	Par (000)	Value

Hawaii (continued)
Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	$600	$659,988

		3,559,236

Idaho — 1.2%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 03/01/39	3,000	3,322,350

Illinois — 8.9%
Chicago Board of Education, GO:
Dedicated Revenues, Series H, 5.00%, 12/01/36	375	415,271
Project, 5.25%, 12/01/35	1,235	1,341,358
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, 5.00%, 12/01/34	370	412,661
Dedicated Revenues, Series F, 5.00%, 12/01/22	505	543,289
5.00%, 12/01/25	550	621,775
Chicago Board of Education, GO, Series C, Series D:
5.00%, 12/01/46	455	502,356
5.00%, 12/01/46	1,180	1,240,534
Refunding Dedicated Revenues, 5.00%, 12/01/26	675	772,173
Chicago Public Building Commission, RB, Series A (NPFGC), 7.00%, 01/01/20(e)	2,585	2,643,912
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/29	2,400	2,529,240
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,800	1,984,338
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,000	1,065,450
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, 6.00%, 05/15/39	155	159,514
Roosevelt University Project, 6.50%, 10/01/19(b)	590	595,180
Roosevelt University Project, 6.50%, 10/01/19(b)	910	917,990

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Housing Development Authority, RB, S/F Housing, 4.13%, 10/01/38	$1,040	$1,133,007
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	1,700	1,849,277
State of Illinois, GO:
5.00%, 02/01/39	1,000	1,063,370
Series A, 5.00%, 04/01/38	200	210,902
Series C, 5.00%, 11/01/29	2,655	2,978,353
Series D, 5.00%, 11/01/28	1,585	1,786,628

		24,766,578

Indiana — 0.2%
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	300	331,809
6.75%, 01/15/43	245	268,395

		600,204

Iowa — 0.8%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50(f)	2,050	2,248,973

Kansas — 3.1%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/39	840	926,974
County of Seward Kansas Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 09/01/22(b)	4,915	5,475,015
5.00%, 09/01/39	1,085	1,204,968
Kansas Development Finance Authority, Refunding RB, Sisters Leavenworth:
5.00%, 01/01/20(b)	1,005	1,020,356
5.00%, 01/01/28	150	152,264

		8,779,577

Kentucky — 5.9%
County of Boyle Kentucky, Refunding RB, Centre College of Kentucky, 5.00%, 06/01/37	2,000	2,334,900
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/23(b)	3,400	3,877,088
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/23(d)	8,500	7,815,580

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C(c):
0.00%, 07/01/34	$1,000	$1,060,570
0.00%, 07/01/39	1,395	1,472,074

		16,560,212

Louisiana — 1.5%
City of Alexandria Louisiana Utilities, RB, 5.00%, 05/01/39	1,790	2,025,618
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,565	1,651,904
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 05/01/31	600	630,072

		4,307,594

Maine — 0.6%
State of Maine Housing Authority, RB:
M/F Housing, Series E, 4.25%, 11/15/43	955	1,022,585
S/F Housing, Series C, 3.95%, 11/15/43	505	534,659

		1,557,244

Maryland — 0.7%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	260	270,041
5.25%, 07/01/44	260	266,841
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	875	950,206
Maryland Health & Higher Educational Facilities Authority, RB, Patterson Park Public Charter School Issue, Series A, 6.00%, 07/01/40	500	499,990

		1,987,078

Massachusetts — 2.0%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A:
5.00%, 01/01/47	1,010	1,151,370
5.25%, 01/01/42	900	1,053,243

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB:
Atrius Health Issue, Series A, 4.00%, 06/01/49	$235	$249,434
International Charter School, 5.00%, 04/15/40	600	645,534
Suffolk University, 4.00%, 07/01/39	1,375	1,459,301
Massachusetts HFA, RB, M/F Housing, Series A, 3.85%, 06/01/46	35	36,367
Massachusetts HFA, Refunding RB, AMT, Series 182, 3.30%, 12/01/28	1,000	1,040,490

		5,635,739

Michigan — 3.3%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	360	386,755
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 4.00%, 11/15/46	900	956,592
Michigan Strategic Fund, RB, I-75 Improvement Project, AMT, 5.00%, 12/31/43	1,250	1,459,638
State of Michigan Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	4,150	4,378,541
State of Michigan Housing Development Authority, RB, S/F Housing:
Series A, 4.00%, 06/01/49	875	908,521
Series C, 4.13%, 12/01/38	1,110	1,190,930

		9,280,977

Minnesota — 1.4%
City of Otsego Minnesota, Refunding RB, Kaleidoscope Charter School Project, Series A, 5.00%, 09/01/44	700	725,438
Housing & Redevelopment Authority of The City of Saint Paul Minnesota, RB, Great River School Project, Series A, 5.50%, 07/01/52(a)	305	325,432
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding ARB, Sub Series D, AMT, 5.00%, 01/01/41	460	537,768
Minnesota Higher Education Facilities Authority, RB:
Augsburg College, Series B, 4.25%, 05/01/40	1,685	1,684,949

Security	Par (000)	Value

Minnesota (continued)
College of St. Benedict, Series 8-K, 4.00%, 03/01/43	$615	$643,979

		3,917,566

Mississippi — 1.0%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	600	642,774
Mississippi Development Bank, RB, CAB, Special Obligation, Hinds Community College District (AGM), 5.00%, 04/01/21(b)	1,910	2,030,483

		2,673,257

Missouri — 2.9%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	1,350	1,432,782
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	535,975
A.T. Still University of Health Sciences, 4.25%, 10/01/32	480	515,669
A.T. Still University of Health Sciences, 5.00%, 10/01/39	750	829,852
Heartland Regional Medical Center, 4.13%, 02/15/43	700	721,098
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,500	1,689,630
Missouri State Health & Educational Facilities Authority, Refunding RB, Kansas City University of Medicine and Biosciences, Series A:
5.00%, 06/01/42	860	1,026,444
5.00%, 06/01/47	1,230	1,460,207

		8,211,657

Nebraska — 1.8%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	900	984,429
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	600	671,556
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/32	2,535	2,743,377

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska (continued)
4.00%, 01/01/44	$600	$614,454

		5,013,816

Nevada — 0.6%
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 07/01/36	1,500	1,635,675
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37(a)	125	134,463

		1,770,138

New Hampshire — 0.3%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project,(a):
Series B, 4.63%, 11/01/42	505	517,807
Series C, AMT, 4.88%, 11/01/42	220	226,125

		743,932

New Jersey — 8.7%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(g)(h)	1,510	15,100
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	1,335	1,467,646
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	990	1,142,826
Goethals Bridge Replacement Project (AGM), AMT, 5.13%, 07/01/42	300	330,966
S/F Housing, State House Project, Series B, 4.50%, 06/15/40	1,930	2,086,407
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	160	180,186
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A:
4.63%, 07/01/21(b)	770	819,673
5.63%, 07/01/21(b)	2,560	2,773,427
5.00%, 07/01/25	500	553,215
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 3.25%, 12/01/39	1,970	1,973,704
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	820	941,155

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35(d)	$1,600	$919,760
Transportation Program, Series AA, 5.00%, 06/15/38	290	318,345
Transportation Program, Series AA, 5.00%, 06/15/45	1,350	1,490,008
Transportation Program, Series AA, 5.00%, 06/15/46	600	661,872
Transportation System, Series A, 5.50%, 06/15/41	500	526,205
Transportation System, Series A, 5.00%, 06/15/42	395	420,252
Transportation System, Series B, 5.50%, 06/15/31	2,000	2,124,800
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	240	278,570
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	4,770	5,163,477

		24,187,594

New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	680	786,740

New York — 4.4%
City of New York Industrial Development Agency, RB, PILOT:
(AMBAC), 5.00%, 01/01/39	1,100	1,102,486
Queens Baseball Stadium (AGC), 6.50%, 01/01/46	300	301,062
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,400	1,430,632
Counties of New York Tobacco Trust VI, Refunding RB, Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	1,000	920,810
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,825	1,825,566
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,250	1,271,925

5

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	$640	$710,336
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	1,905	2,002,898
Port Authority of New York & New Jersey, Refunding ARB, AMT:
Consolidated, 186th Series, 5.00%, 10/15/36	470	537,520
Consolidated,186th Series, 5.00%, 10/15/44	950	1,081,433
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	1,160	1,224,948

		12,409,616

North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 07/01/21(b)	720	770,342

Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	415	412,734
5.88%, 06/01/47	2,545	2,501,608
City of Dayton Ohio Airport Revenue, Refunding ARB, James M. Cox Dayton International Airport, Series A (AGM), AMT, 4.00%, 12/01/32	3,000	3,115,380
County of Butler Port Authority, RB, Series A-1,(a):
Storypoint Fairfield Project, 6.25%, 01/15/34	500	535,425
StoryPoint Fairfield Project, 6.38%, 01/15/43	275	292,446
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	650	698,009
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	50	52,783

Security	Par (000)	Value

Ohio (continued)
State of Ohio, Refunding RB, University Hospitals Health System, Series A, 5.00%, 01/15/41	$3,010	$3,201,045

		10,809,430

Oklahoma — 0.9%
City of Oklahoma Public Property Authority, Refunding RB:
5.00%, 10/01/36	800	935,824
5.00%, 10/01/39	280	326,385
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	420	447,615
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.50%, 08/15/52	680	805,195

		2,515,019

Oregon — 1.5%
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	575	642,321
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	625	655,806
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 04/01/45	2,485	2,859,216

		4,157,343

Pennsylvania — 10.0%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/35	575	682,692
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment (AGM), 4.00%, 06/01/39	2,785	3,038,351
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	565	609,409
Delaware River Port Authority, RB:
4.50%, 01/01/32	3,000	3,331,950
Series D (AGM), 5.00%, 01/01/20(b)	1,140	1,158,194
Mckeesport Area School District, GO, CAB, Refunding (NPFGC), 0.00%, 10/01/31(d)(e)	500	381,375
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	1,610	1,829,121

6

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	$810	$864,440
Pennsylvania Housing Finance Agency, RB, S/F Housing:
Series 127-B, 3.88%, 10/01/38	670	711,969
Series 128B, 3.85%, 04/01/38	1,505	1,612,291
Pennsylvania Turnpike Commission, RB:
Series C, 5.00%, 12/01/39	850	974,772
Sub-Series A-1, 5.00%, 12/01/41	2,735	3,106,550
Subordinate, Series A, 4.00%, 12/01/49	1,710	1,832,829
Pottsville Hospital Authority, Refunding RB, Lehigh Valley Health Network, Series B, 5.00%, 07/01/45	2,000	2,305,560
School District of Philadelphia, Refunding, GOL, Series F, 5.00%, 09/01/37	800	927,704
State Public School Building Authority, Refunding RB, The School District of Philadelphia Project, Series A, 5.00%, 06/01/34	3,825	4,512,123

		27,879,330

Puerto Rico — 5.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	495	503,306
5.63%, 05/15/43	530	538,888
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	2,145	2,160,079
5.13%, 07/01/37	615	621,144
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	630	636,722
6.00%, 07/01/44	1,140	1,151,400
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.50%, 07/01/34	24	24,753
Series A-1, 4.75%, 07/01/53	1,372	1,337,179
Series A-1, 5.00%, 07/01/58	5,208	5,197,115
Series A-2, 4.55%, 07/01/40	658	632,062

Security	Par (000)	Value

Puerto Rico (continued)
Series A-2, 5.00%, 07/01/58	$1,411	$1,354,264

		14,156,912

Rhode Island — 3.1%
Rhode Island Health & Educational Building Corp., Refunding RB, Series A (AGM), 3.75%, 05/15/32	1,845	1,987,877
Rhode Island Student Loan Authority, Refunding RB, Senior-Series A, AMT, 3.50%, 12/01/34	565	588,792
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	1,000	1,095,610
Series B, 4.50%, 06/01/45	2,725	2,789,364
Series B, 5.00%, 06/01/50	2,000	2,092,300

		8,553,943

South Carolina — 1.7%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/38	1,895	2,277,809
State of South Carolina Public Service Authority, RB, Series E, 5.00%, 12/01/48	2,125	2,340,879

		4,618,688

Tennessee — 3.9%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	2,945	3,369,198
City of Johnson Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 08/15/42	1,200	1,293,492
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	959,709
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/27	1,135	1,145,850
5.38%, 11/01/28	1,000	1,009,820
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	1,075	1,243,313

7

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Greeneville Health & Educational Facilities Board, Refunding RB, Ballad Health Obligation Group, Series A, 4.00%, 07/01/40	$615	$647,404
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/46	945	1,084,671

		10,753,457

Texas — 9.8%
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	3,450	3,843,955
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC) (AGM), 0.00%, 11/15/38(d)	5,000	2,324,100
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/38(d)	16,780	7,799,344
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/35	440	529,263
Leander ISD, GO, Refunding CAB, Series D (PSF-GTD)(d):
0.00%, 08/15/24(b)	550	306,378
0.00%, 08/15/35	5,450	2,934,062
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	930	1,021,000
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	1,140	1,268,774
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	300	318,504
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements, 5.00%, 12/15/32	2,080	2,273,835
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,000	3,145,500
Texas Transportation Commission, RB, First Tier Toll Revenue(d):
0.00%, 08/01/35	420	227,632
0.00%, 08/01/36	235	121,004
0.00%, 08/01/37	305	148,605
0.00%, 08/01/38	315	145,212

Security	Par (000)	Value

Texas (continued)
0.00%, 08/01/44	$1,370	$451,018
0.00%, 08/01/45	1,800	568,980

		27,427,166

Utah — 0.6%
State of Utah Charter School Finance Authority, Refunding RB:
Mountain Ville Academy, 4.00%, 04/15/42	600	630,390
The Freedom Academy Foundation Project, 5.25%, 06/15/37(a)	205	214,407
The Freedom Academy Foundation Project, 5.38%, 06/15/48(a)	260	270,611
Utah Housing Corp., RB, S/F Housing, Class III , Series D-2 (FHA), 4.00%, 01/01/36	465	490,729

		1,606,137

Vermont — 0.2%
Vermont Student Assistance Corp., RB, AMT, Series A, 4.25%, 06/15/32	520	558,412

Virginia — 1.7%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	780	850,418
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	1,030	1,017,681
Virginia Small Business Financing Authority, RB, AMT:
95 Express Lanes LLC Project, 5.00%, 07/01/49	585	620,036
Covanta Project, 5.00%, 01/01/48(a)(f)	745	780,760

8

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	$1,440	$1,591,056

		4,859,951

Washington — 0.3%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	625	732,919

West Virginia — 0.3%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	730	778,377

Wisconsin — 0.7%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 08/01/35	435	453,614
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 07/01/37	1,330	1,525,310

		1,978,924

Total Municipal Bonds — 130.2% (Cost — $325,986,792)		362,958,318

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 0.5%
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(j)	$1,182	$1,456,749

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(a)(f)(j)	1,769	2,131,159

Connecticut — 1.6%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,902	4,530,227

District of Columbia — 0.8%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	2,102	2,275,850

Florida — 0.9%
County of Pinellas Florida School Board, COP, Master Lease Program, Series A, 5.00%, 07/01/41	2,120	2,535,223

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, S/F Mortgage Bonds, Series A, 3.70%, 06/01/49	1,581	1,657,265

Louisiana — 0.5%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	1,200	1,279,020

Maine — 0.4%
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.15%, 11/15/38	1,061	1,138,526

Maryland — 1.2%
State of Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/42	2,760	3,294,115

Massachusetts — 1.3%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 01/01/46	3,018	3,616,008

Michigan — 1.9%
Michigan Finance Authority, RB, Multi Model- McLaren Health Care, 4.00%, 02/15/47	2,759	2,983,779

9

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	$2,142	$2,277,223

		5,261,002

Minnesota — 2.0%
State of Minnesota, RB, Series A, 5.00%, 06/01/38	5,000	5,604,400

Nebraska — 0.8%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.70%, 03/01/47	2,251	2,314,141

Nevada — 1.0%
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/38	2,311	2,811,189

New Jersey — 1.7%
New Jersey State Turnpike Authority, Refunding RB, Series G, 4.00%, 01/01/43	1,606	1,748,587
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(j)	2,861	3,011,989

		4,760,576

New York — 9.3%
City of New York, GO, Refunding Fiscal 2015, Series B, 4.00%, 08/01/32	1,600	1,743,600
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,650	1,809,885
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(j)	2,145	2,222,134
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013:
Series BB, 4.00%, 06/15/47	6,000	6,343,980
Series CC, 5.00%, 06/15/47	4,000	4,510,489
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(j):
5.75%, 02/15/21(b)	1,083	1,155,128
5.75%, 02/15/47	666	710,600
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,500	4,893,568

Security	Par (000)	Value

New York (continued)
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	$2,360	$2,543,160

		25,932,544

Ohio — 0.7%
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/49(j)	1,800	1,917,522

Pennsylvania — 1.3%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(j)	2,399	2,667,802
Philadelphia Authority for Industrial Development, RB, Children’s Hospital of Philadelphia Project, Series A, 4.00%, 07/01/44	914	964,106

		3,631,908

Rhode Island — 1.2%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac):
3.55%, 10/01/33	2,040	2,166,276
3.95%, 10/01/43	1,100	1,165,923

		3,332,199

Texas — 4.4%
Aldine Independent School District, GO, Refunding(PSF-GTD), 5.00%, 02/15/42	2,609	3,135,502
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	2,160	2,242,361
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	2,380	2,613,309
Howe Independent School District, GO, School Building (PSF-GTD), 4.00%, 08/15/43	1,680	1,818,180
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	1,409	1,469,136
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae):
3.63%, 09/01/44	698	726,634

10

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
3.75%, 09/01/49	$383	$398,380

		12,403,502

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.13%, 08/15/43	2,213	2,371,031

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.8% (Cost — $89,610,493)		94,254,156

Total Long-Term Investments — 164.0% (Cost — $415,597,285)		457,212,474

Security	Shares	Value

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.27%(k)(l)	910,496	$910,678

Total Short-Term Securities — 0.4% (Cost — $910,678)		910,678

Total Investments — 164.4% (Cost — $416,507,963)		458,123,152

Other Assets Less Liabilities — 0.8%		2,191,693

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.0)%		(55,699,771)

VMTP Shares, at Liquidation Value, Net of Deferred Offering Costs — (45.2)%		(125,900,000)

Net Assets Applicable to Common Shares — 100.0%		$278,715,074

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expire between August 15, 2020 to June 1, 2026 is $9,548,900.

(k)	Annualized 7-day yield as of period end.
(l)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	903,538	6,958	910,496	$910,678	$5,924	$(13)	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

11

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FHA	Federal Housing Administration
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
PSF	Permanent School Fund
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	18	09/19/19	$2,294	$6,240
Long U.S. Treasury Bond	116	09/19/19	18,049	(68,473)
5-Year U.S. Treasury Note	28	09/30/19	3,292	12,772

				$(49,461)

12

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds Private Companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$457,212,474	$—	$457,212,474
Short-Term Securities	910,678	—	—	910,678

	$910,678	$457,212,474	$—	$458,123,152

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$19,012	$—	$—	$19,012
Liabilities:
Interest rate contracts	(68,473)	—	—	(68,473)

	$(49,461)	$—	$—	$(49,461)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(55,549,119)	$—	$(55,549,119)
VMTP Shares at Liquidation Value	—	(125,900,000)	—	(125,900,000)

	$—	$(181,449,119)	$—	$(181,449,119)

13